UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

Mount Vernon Securities Lending Trust
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT*****************************

ICA File Number: 811-21824

Reporting Period: July 1, 2015 – June 30, 2016

Mount Vernon Securities Lending Trust

----------------------------Mount Vernon Securities Lending Prime Portfolio----------------------------

DWS MONEY MARKET TRUST
Ticker: ICAXX	Security ID: 23337T201
Meeting Date: OCT 7, 2015	Meeting Type: Special
Record Date: DEC 21, 2015

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Revise Fundamental Investment Policy Relating to Concentration	For	For	Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	August 17, 2016

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